Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
7.	Inventories

Inventories at the reporting date are as follows:

(In millions of won)	December 31, 2016		December 31, 2017
Finished goods	~~W~~	930,818	965,643
Work-in-process		685,913	748,592
Raw materials		354,791	344,997
Supplies		316,263	290,852

	~~W~~	2,287,785	2,350,084

For the years ended December 31, 2015, 2016 and 2017, the amount of inventories recognized as cost of sales and inventory write-downs included in cost of sales are as follows:

(In millions of won)	2015		2016	2017
Inventories recognized as cost of sales	~~W~~	24,069,572	22,754,270	22,424,661
Including: inventory write-downs		363,755	204,123	206,127

There were no significant reversals of inventory write-downs recognized during 2015, 2016 and 2017.

8.	Investments in Equity Accounted Investees